Shareholder Report, Holdings (Details) - C000255262 [Member]	May 31, 2026
Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Cash and Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)